Supplemental Cash Flows Information 1 (Details) (USD $)	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011
Cash Paid During the Year For:
Interest	$ 42,376,000	$ 259,335,000	$ 285,324,000	$ 277,954,000	$ 268,131,000
Income taxes	31,912,000	131,213,000	327,046,000	265,547,000	154,527,000
Details of Acquisitions:
Trade receivables sold without recourse		$ 76,500,000	$ 184,300,000	$ 205,600,000